Consolidated Statements of Changes in Equity - USD ($)	Capital shares issued	Capital shares to be issued	Share Premium	Cumulative translation adjustment	Equity settled share based payment	Retained (deficit)	Total
Balance at Aug. 20, 2020
Issue of share capital	291,400		4,308,600				4,600,000
Net loss of the year							(320,524)
Total comprehensive (loss)						(320,524)	(320,524)
Balance at Dec. 31, 2020	291,400		4,308,600			(320,524)	4,279,476
Issue of share capital	18,600		2,981,400				3,000,000
Net loss of the year							(1,986,814)
Total comprehensive (loss)						(1,986,814)	(1,986,814)
Balance at Jun. 30, 2021	310,000		7,290,000			(2,307,338)	5,292,662
Equity settled share-based payment					838,576		838,576
Net loss of the year							(4,526,905)
Total comprehensive (loss)						(4,526,905)	(4,526,905)
Balance at Jun. 30, 2022	310,000		7,290,000		838,576	(6,834,243)	1,604,333
Issue of share capital	36		10,647				10,683
Equity settled share-based payment	2,326	2,427	593,684		496,677		1,095,114
Issue of share capital (Moolec Science shares)	15,000		8,105,000				8,120,000
Issue of share capital (SAFE shares)	2,623		3,170,723				3,173,346
Issue of share capital (LightJump shares)	33,639		39,610,630				39,644,269
Issue of share capital (Backstop shares)	12,017		7,999,023				8,011,040
Exchange differences on translation of foreign operations				18,112			18,112
Business combination		641	217,275				217,916
Net loss of the year						(51,788,880)	(51,788,880)
Balance at Jun. 30, 2023	$ 375,641	$ 3,068	$ 66,996,982	$ 18,112	$ 1,335,253	$ (58,623,123)	$ 10,105,933